Preferred Stock (Components Of Dividends Declared And Undeclared And In Kind Dividends Deemed On Preferred Stock) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	$ 20,748	$ 3,632	$ 3,452
Accrued At Stated Rate [Member] | Series A Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	222	727	671
Accrued At Stated Rate [Member] | Series B Redeemable Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	243	831	831
Accrued At Stated Rate [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	455	$ 2,074	$ 1,950
Accrued At Stated Rate [Member] | Series D Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	3,090
Deemed Upon Notice Of Redemption [Member] | Series A Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	652
Deemed Upon Notice Of Redemption [Member] | Series B Redeemable Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	668
Deemed At Exchange [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared and undeclared and in kind dividends deemed on preferred stock	$ 15,418